Transactions with Related Parties	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
Transactions with Related Parties

5. Transactions with Related Parties

CMTC which is owned by Mr. Evangelos Marinakis, is an international shipping company with a long history of operating and investing in the shipping market and the Company’s sponsor. As of December 31, 2025 and 2024, CMTC may be deemed to beneficially own 48.2% and 48.5% of the Company’s common shares, respectively.

Capital Gas Corp. is a privately held company controlled by Mr. Miltiadis Marinakis the son of Mr. Evangelos M. Marinakis, who also controls CGP. As of December 31, 2025 and 2024, Capital Gas Corp. may be deemed to beneficially own 2.0% of the common shares.

CGP, the Partnership’s general partner until the Conversion, is a privately held company controlled by Mr. Miltiadis Marinakis. As of December 31, 2025 and 2024, CGP may be deemed to beneficially own 8.5% and 8.6% of the common shares.

Capital-Gas Ship Management Corp. (“Capital-Gas Management”), is a privately held company ultimately controlled by Mr. Miltiadis Marinakis and the manager of the Company’s LNG/C vessels.

Capital Containers Ship Management Corp. (“Capital-Containers”) is a privately held company ultimately controlled by Mr. Miltiadis Marinakis and the manager of the Company’s container vessels since the third quarter of 2025.

Capital-Executive Ship Management Corp. (“Capital-Executive”) was a privately held company ultimately controlled by Mr. Miltiadis Marinakis and was the manager of the Company’s container vessels until the third quarter of 2025.

Capital Ship Management Corp. (“CSM”), is a privately held company initially formed by CMTC. In 2018, CSM conducted a management buy-out led by its senior management. Since then, CSM is no longer part of the group of companies controlled by CMTC.

Acquisition of the Gas Vessels:

On June 3, 2024, the Company announced an investment in 10 new gas carriers’ vessels under construction (the “Gas Vessels”) for a total amount of $755,976 with expected deliveries between the first quarter of 2026 and the third quarter of 2027. On June 17, 2024, and upon entry into 10 separate Share Purchase Agreements (“SPAs”) with CMTC, the Company paid CMTC $74,654 to acquire 100% of the equity interests in each of the vessel-owning companies of the Gas Vessels (Note 6).

Upon entering into the above SPAs each of the 10 vessel-owning companies of the Gas Vessels entered into a separate supervision services agreement with Capital-Gas Management.

An analysis of the Gas Vessels is as follows:

Vessel Type	Hull No. / Vessel Name	Cubic Meters (“CBM”)	Shipyard	Delivery / Estimated Delivery	Amount paid to CMTC for the acquisition of the vessel-owning companies of the Gas Vessels
MG/C	8424	45,000	Hyundai Mipo Dockyard Co. Ltd, South Korea (“Hyundai Mipo”)	Jun-26	—
MG/C	8425	45,000	Hyundai Mipo	Sep-26	—
MG/C	8426	45,000	Hyundai Mipo	Feb-27	—
MG/C	8427	45,000	Hyundai Mipo	May-27	—
MG/C	S1111	40,000	Nantong CIMC Sinopacific Offshore & Engineering Co. Ltd, China (“CIMC SOE”)	Mar-27	9,798
MG/C	S1112	40,000	CIMC SOE	Jul-27	9,798
LCO2 – HMG/C	8398 / LCO2 – HMG/C Active	22,000	Hyundai Mipo	Delivered on January 5, 2026	19,885
LCO2 – HMG/C	8399	22,000	Hyundai Mipo	Apr-26	19,885
LCO2 – HMG/C	8404	22,000	Hyundai Mipo	Sep-26	7,644
LCO2 – HMG/C	8405	22,000	Hyundai Mipo	Nov-26	7,644
Total					$ 74,654

The Umbrella Agreement

Acquisition of 11 LNG/Cs

On November 13, 2023, the Company entered into an umbrella agreement (the “Umbrella Agreement”) with CMTC and CGP, providing for the acquisition of the following companies each of which owning a LNG/C vessel (the “Newbuild Vessels”) under construction at Hyundai Heavy Industries Co., LTD and Hyundai Samho Heavy Industries Co. Ltd., South Korea (collectively, “Hyundai”):

5. Transactions with Related Parties - Continued

The Umbrella Agreement - Continued

Acquisition of 11 LNG/Cs - Continued

Hull Number / Vessel name	CBM	Delivery / Expected delivery date to the Company
Hull 3315 - LNG/C Amore Mio I	174,000	Delivered on December 21, 2023
Initial Vessels
Hull 3316 - LNG/C Axios II	174,000	Delivered on January 2, 2024
Hull 3341 - LNG/C Assos	174,000	Delivered on May 31, 2024
Hull 3342 - LNG/C Apostolos	174,000	Delivered on June 28, 2024
Hull 8140 - LNG/C Aktoras	174,000	Delivered on June 5, 2024
Hull 8198 - LNG/C Archimidis	174,000	July 2026
Hull 8199 - LNG/C Agamemnon	174,000	January 2027
Remaining Vessels
Hull 8202 - LNG/C Alcaios I	174,000	September 2026
Hull 8203 - LNG/C Antaios I	174,000	November 2026
Hull 8206 - LNG/C Athlos	174,000	February 2027
Hull 8207 - LNG/C Archon	174,000	March 2027

During the year ended December 31, 2024, pursuant to the Umbrella Agreement, the Company acquired from CMTC the shares of the vessel-owning companies of the LNG/C Axios II, the LNG/C Assos, the LNG/C Aktoras and the LNG/C Apostolos for a total consideration of $1,204,000. During 2023, the Company paid $54,000 advances to CMTC for the remaining two Initial Vessels namely the LNG/C Archimidis and the LNG/C Agamemnon. These vessels will be delivered to the Company upon the completion of their construction. Upon delivery, each vessel-owning company of the LNG/C Assos, the LNG/C Axios II the LNG/C Apostolos and the M/T Aktoras entered into a floating/fixed fee management agreement with Capital-Gas Management.

Umbrella Seller’s Credit

On December 21, 2023, CMTC issued to the Company the Umbrella Seller’s Credit in an amount equal to $220,000 to finance a portion of the purchase price for certain of the Newbuild Vessels (Note 8).

On the acquisition of the LNG/C Axios II, the LNG/C Aktoras and the LNG/C Apostolos, the Company drew $134,764 in total.

On February 28, March 11, April 24 and November 26, 2024, after the deliveries of the M/V Long Beach Express, the M/V Akadimos, the M/V Athenian and the M/V Hyundai Premium to their new owners, the Company repaid the amounts of $12,789, $39,973, $39,838 and $42,164, respectively (Notes 3, 8).

As of December 31, 2024, there were no amounts outstanding or unutilized under the Umbrella Seller’s Credit.

5. Transactions with Related Parties - Continued

Further to the transactions described above, the Company and its subsidiaries have related party transactions with CSM, Capital-Containers and Capital-Gas Management, (collectively “Managers”), and CGP, arising from certain terms of the following management and administrative services agreements.

1. Floating fee management agreements: Under the terms of these agreements the Company compensates its Managers for expenses and liabilities incurred on the Company’s behalf while providing the agreed services, including, but not limited to, crew, repairs and maintenance, insurance, stores, spares, lubricants and other operating costs. Costs and expenses associated with a managed vessel’s next scheduled dry-docking are borne by the Company and not by the Managers. The Company also pays its Managers a daily technical management fee per managed vessel that is revised annually based on the United States Consumer Price Index. For the years ended December 31, 2025, 2024 and 2023, management fees under the management agreements amounted to $8,793, $8,617 and $6,165, respectively, and are included in “Vessel operating expenses - related parties” in the consolidated statements of comprehensive income.

2. Fixed fee management agreements: Under the terms of these agreements the Company pays a fixed daily fee per bareboat chartered vessel in its fleet, mainly to cover commercial and administrative costs. For the years ended December 31, 2025, 2024 and 2023 management fees under the management agreements amounted to $351, $105 and nil, respectively, and are included in “Vessel operating expenses - related parties” in the consolidated statements of comprehensive income.

3. Administrative and service agreements: On April 4, 2007, the Company entered into an administrative services agreement with CSM, pursuant to which CSM has agreed to provide certain administrative management services to the Company such as accounting, auditing, legal, insurance, IT and clerical services. In addition, the Company reimburses CSM and CGP for reasonable costs and expenses incurred in connection with the provision of these services, after CSM and/or CGP submits to the Company an invoice for such costs and expenses together with any supporting detail that may be reasonably required. These expenses are included in “General and administrative expenses” in the consolidated statements of comprehensive income. In 2015, the Partnership entered into an executive services agreement with CGP, which was amended in 2016, 2019, 2023 and 2024. In connection with the Conversion, the Company entered into a new executive services agreement with CGP. According to the executive services agreements, CGP provided and continues to provide certain executive officers’ services for the management of the Company’s business as well as investor relations and corporate support services to the Company. For the years ended December 31, 2025, 2024 and 2023 the fees under the executive services agreement with CGP amounted to $3,500, $2,752 and $2,350, respectively and are included in “General and administrative expenses” in the consolidated statements of comprehensive income.

4. Supervision services agreements: Under the terms of these agreements, the Company pays a fixed fee to Capital-Gas Management in order to supervise the performance of the design, building, equipment, completion and delivery by the shipyard of the respective vessels. For the years ended December 31, 2025 and 2024 the Company recognized the amounts of $4,100 and $1,433 respectively as part of the construction cost and paid the amounts of $2,717 and $3,317, respectively in connection with the supervision services agreements.

Balances and transactions with related parties consisted of the following:

	As of December 31,
Consolidated Balance Sheets	2025	2024
Assets:
Capital-Gas Management - advances from the Company(a)	—	1,131
Due from related party	$—	$1,131
Liabilities:
CSM - payments on behalf of the Company (b)	$35	$34
Capital-Executive - payments on behalf of the Company (b)	—	3,508
Capital-Containers - payments on behalf of the Company (b)	1,877	—
Capital-Gas Management- payments on behalf of the Company (b)	3,695	—
Due to related parties	$5,607	$3,542

	For the years ended December 31,
Consolidated Statements of Comprehensive Income	2025	2024	2023
Vessel operating expenses	$9,144	$8,722	$6,165
General and administrative expenses (c)	3,708	2,980	2,564
Interest expense and finance cost (d)	—	3,174	—

(a)	Managers - Advances from the Company: This line item represents the amounts advanced by the Company for operating and voyage expenses that will be paid by the Managers on behalf of the Company and its subsidiaries.

(b)

Managers - Payments on behalf of the Company: This line item represents the amount outstanding for payments for operating and voyage expenses made by the Managers on behalf of the Company and its subsidiaries.

(c)	General and administrative expenses: This line item mainly includes fees relating to internal audit, investor relations and consultancy fees.
(d)	Interest expense and finance cost: This line item reflects interest expense of the Umbrella Seller’s Credit (Note 8).